ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of net deferred tax assets
	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred tax assets	$1,846,000	$1,542,000
Valuation allowance	(1,846,000)	(1,542,000)
Net deferred tax asset	$-	$-

Schedule of material impact to our consolidated financial statements
ASU		Effective Date
2021-04	Issuer’s Accounting for Certain Modifications or Exchanges of Warrants	January 1, 2022
2021-05	Lessors - Certain Leases with Variable Lease Payments	January 1, 2022
2021-08	Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers	January 1, 2022
2022-06	Reference Rate Reform: Deferral of the Sunset Date of Topic 848	December 21, 2022
2022-02	Financial Instruments – Credit Losses, Troubled Debt Restructurings and Vintage Disclosures	January 1, 2023